Income taxes: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Income taxes:
Income Taxes, Foreign Statutory Corporate Tax Rate	26.50%	28.00%	29.60%
Difference in income tax provision from that calculated by applying the combined enacted Canadian federal and provincial statutory income tax rate
Loss before income taxes	$ (17,169)	$ (24,710)	$ (19,048)
Expected income tax recovery	4,550	6,919	5,638
Reduction (increase) in income taxes resulting from:
Permanent differences for interest on long-term debt and amortization of discount	13	(558)	(384)
Non-deductible stock-based compensation	(1,642)	(1,379)	(1,341)
Other permanent differences	(176)	(42)	(33)
Withholding taxes	(500)	(303)	(194)
Change in enacted rates	(213)	24	(951)
Foreign tax rate differences, foreign exchange and other adjustments	(4,308)	(3,285)	(1,119)
Change in valuation allowance	(13,391)	(11,023)	(10,008)
Total income tax recovery (expense)	$ (15,667)	$ (9,647)	$ (8,392)